DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Mar. 31, 2021	Mar. 30, 2021	Dec. 31, 2020
Fair value of derivative instrument	$ 5,157,761		$ 5,265,139
Auctus Convertible Promissory Notes
Fair value of derivative instrument	4,083,329		4,227,656
EMA Financial Convertible Promissory Notes
Fair value of derivative instrument		$ 911,387	1,001,780
Warrants Issued with the Derivative Instruments
Fair value of derivative instrument	11,195		$ 35,703
Littman Promissory Note Agreement
Fair value of derivative instrument	$ 151,850